Financial Instruments And Risks - Summary of Credit Risk Exposure Of The Financial Instruments Under The Scope of Expected Credit Loss (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	¥ 163,554,685	¥ 189,128,782	¥ 295,956,422
Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	162,470,801	187,126,775	292,859,756
Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	665,187	1,661,728	2,763,586
Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	418,697	340,279	333,080
On Balance Sheet Exposure [Member] | Cash at bank [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	29,903,846	39,695,914	43,939,270
On Balance Sheet Exposure [Member] | Cash at bank [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	29,903,846	39,695,914	43,939,270
On Balance Sheet Exposure [Member] | Restricted Cash [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	14,132,034	13,416,615	27,086,721
On Balance Sheet Exposure [Member] | Restricted Cash [Member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	14,132,034	13,416,615	27,086,721
On Balance Sheet Exposure [Member] | Financial assets held under resale agreements [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	657,033	28,834	40,023
On Balance Sheet Exposure [Member] | Financial assets held under resale agreements [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	657,033	28,834	40,023
On Balance Sheet Exposure [Member] | Financial assets at fair value through other comprehensive income [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	1,156,095
On Balance Sheet Exposure [Member] | Financial assets at fair value through other comprehensive income [Member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	1,156,095
On Balance Sheet Exposure [Member] | Financial assets at amortized cost [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	1,499,000	1,758,083	3,411,084
On Balance Sheet Exposure [Member] | Financial assets at amortized cost [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	1,499,000	1,517,135	3,151,887
On Balance Sheet Exposure [Member] | Financial assets at amortized cost [member] | Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	0	240,948	259,197
On Balance Sheet Exposure [Member] | Accounts and other receivables and contract assets [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	4,698,008	4,535,382	9,585,236
On Balance Sheet Exposure [Member] | Accounts and other receivables and contract assets [Member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	4,697,722	4,535,117	9,585,236
On Balance Sheet Exposure [Member] | Accounts and other receivables and contract assets [Member] | Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	286	265
On Balance Sheet Exposure [Member] | Loans to consumers [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	111,508,669	129,693,954	211,446,645
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	110,425,071	127,933,160	208,609,176
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	665,187	1,661,728	2,763,586
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	418,411	99,066	73,883
On Balance Sheet Exposure [Member] | Other assets [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables			447,443
On Balance Sheet Exposure [Member] | Other assets [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables			447,443
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	68,017,023	54,903,487	68,502,938
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	67,368,608	53,889,614	67,011,692
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member] | Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	¥ 648,415	¥ 1,013,873	¥ 1,491,246